Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Basic Net (Loss) Income per Common Share Calculation [Abstract]
Net (loss) income from continuing operations attributable to SDI		$ (2,311)	$ 5,576
Loss from discontinued operations		(8,312)	(3,195)
Net (loss) income attributable to Standard Diversified Inc.		$ (10,623)	$ 2,381
Weighted average common shares outstanding - basic (in shares)		16,798,066	16,697,542
Net (loss) income from continuing operations attributable to SDI per share of common stock - basic (in dollars per share)		$ (0.14)	$ 0.33
Loss from discontinued operations attributable to SDI per share of common stock - basic (in dollars per share)		(0.49)	(0.19)
Net (loss) income attributable to SDI per share of common stock - basic (in dollars per share)		$ (0.63)	$ 0.14
Diluted Net (Loss) Income Attributable to SDI per Common Share Calculation [Abstract]
Net (loss) income from continuing operations attributable to SDI		$ (2,311)	$ 5,576
Loss from discontinued operations		(8,312)	(3,195)
Impact of subsidiary dilutive securities	[1]	(138)	(206)
Net (loss) income attributable to SDI - diluted		$ (10,761)	$ 2,175
Weighted average common shares outstanding - basic (in shares)		16,798,066	16,697,542
Dilutive impact of stock options and restricted stock awards (in shares)		0	50,043
Weighted average common shares outstanding - diluted (in shares)		16,798,066	16,747,585
Net (loss) income from continuing operations attributable to SDI per share of common stock - diluted (in dollars per share)		$ (0.15)	$ 0.32
Loss from discontinued operations attributable to SDI per share of common stock - diluted (in dollars per share)		(0.49)	(0.19)
Net (loss) income attributable to SDI per share of common stock - diluted (in dollars per share)		$ (0.64)	$ 0.13
Class A Common Stock [Member]
Basic Net (Loss) Income per Common Share Calculation [Abstract]
Weighted average common shares outstanding - basic (in shares)		9,048,439	8,767,400
Diluted Net (Loss) Income Attributable to SDI per Common Share Calculation [Abstract]
Weighted average common shares outstanding - basic (in shares)		9,048,439	8,767,400
Class B Common Stock [Member]
Basic Net (Loss) Income per Common Share Calculation [Abstract]
Weighted average common shares outstanding - basic (in shares)		7,749,627	7,930,142
Diluted Net (Loss) Income Attributable to SDI per Common Share Calculation [Abstract]
Weighted average common shares outstanding - basic (in shares)		7,749,627	7,930,142
Stock Options [Member]
Earnings per Share [Abstract]
Antidilutive securities excluded from computation of diluted weighted average shares (in shares)		2,463	2,463

[1]	The Company records an adjustment to net (loss) income in the relevant period for the dilutive impact of subsidiary stock-based awards on the Company's reported net (loss) income for purposes of calculating net (loss) income per share.